NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2010 Fund Nationwide Destination 2015 Fund Nationwide Destination 2020 Fund Nationwide Destination 2025 Fund Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund	Nationwide Destination 2040 Fund Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund Nationwide Destination 2055 Fund Nationwide Destination 2060 Fund

Supplement dated June 13, 2019
to the Prospectus dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On June 12, 2019, the Board of Trustees of Nationwide Mutual Funds considered and approved a proposal to convert existing Class C shares of each Fund to Class A shares of the same Fund and to terminate Class C shares.  The conversion is expected to occur on or about August 23, 2019 (the “Conversion Date”).

Until the Conversion Date, shareholders may purchase, redeem or exchange their Class C shares in the manner set forth in the Prospectus.

Upon the Conversion Date, all Class C shares will convert to Class A shares of the same Fund based on the relative net asset values of the classes without the imposition of any sales load, fee or other charge.  The Funds will cease offering Class C shares on the Conversion Date.

The following table shows the fees and expenses of Class C shares compared to those of Class A shares of each Fund:

	Nationwide Destination 2010 Fund		Nationwide Destination 2015 Fund		Nationwide Destination 2020 Fund		Nationwide Destination 2025 Fund
	Class C	Class A	Class C	Class A	Class C	Class A	Class C	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	5.75%	None	5.75%	None	5.75%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	None	1.00%	None	1.00%	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%
Other Expenses	0.15%	0.25%	0.05%	0.25%	0.10%	0.25%	0.09%	0.25%
Acquired Fund Fees and Expenses	0.26%	0.26%	0.27%	0.27%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.54%	0.89%	1.45%	0.90%	1.51%	0.91%	1.50%	0.91%

	Nationwide Destination 2030 Fund		Nationwide Destination 2035 Fund		Nationwide Destination 2040 Fund		Nationwide Destination 2045 Fund
	Class C	Class A	Class C	Class A	Class C	Class A	Class C	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	5.75%	None	5.75%	None	5.75%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	None	1.00%	None	1.00%	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%
Other Expenses	0.04%	0.25%	0.07%	0.25%	0.03%	0.25%	0.07%	0.25%
Acquired Fund Fees and Expenses	0.30%	0.30%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.47%	0.93%	1.49%	0.92%	1.45%	0.92%	1.49%	0.92%

	Nationwide Destination 2050 Fund		Nationwide Destination 2055 Fund		Nationwide Destination 2060 Fund
	Class C	Class A	Class C	Class A	Class C	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	5.75%	None	5.75%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	None	1.00%	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	1.00%	0.25%	1.00%	0.25%	1.00%	0.25%
Other Expenses	0.05%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.47%	0.92%	1.67%	0.92%	1.67%	0.92%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE